SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 9 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of the Company’s products. The Company’s major product is outerwear. For the three months ended December 31, 2017 and 2016, outerwear accounted for approximately 78.2% and 92.5%, respectively, of total revenue. For the nine months ended December 31, 2017 and 2016, outerwear accounted for approximately 92% and 94.1%, respectively, of total revenue. Based on management's assessment, the Company determined that it has only one operating segment as defined by ASC 280.

The following table summarizes sales by geographic areas for the three months ended December 31, 2017 and 2016.

	For the three months ended
	December 31, 2017	December 31, 2016
United States	$8,495,713	$11,452,005
Jordan	2,518,993	949,031
Other countries	529,057	214,726
Total	$11,543,763	$12,615,762

The following table summarizes sales by geographic areas for the nine months ended December 31, 2017 and 2016.

	For the nine months ended
	December 31, 2017	December 31, 2016
United States	$54,835,203	$46,617,843
Jordan	4,826,158	2,958,579
Other countries	782,039	292,216
Total	$60,443,400	$49,868,638

All long-lived assets were located in Jordan as of December 31, 2017 and March 31, 2017.

The Company manufactures outerwear for all seasons. Products for Fall/Winter normally have higher fabric and accessories costs, and some of the styles are more complicated compared to products for Spring/Summer. The higher production costs for Fall/Winter typically result in higher sales and profit margins in the period from May to October in which products for Fall/Winter are primarily shipped.

8. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of the Company’s products. The Company’s major product is outerwear. For the years ended March 31, 2017 and 2016, outerwear accounted for approximately 90.4% and 95.1% of total revenue. Based on management's assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table summarizes sales by geographic areas for the years ended March 31, 2017 and 2016, respectively.

	For the years ended
	March 31, 2017	March 31, 2016
United States	$55,778,784	$49,989,326
Jordan	5,968,607	2,361,908
Other countries	293,198	206,016
Total	$62,040,589	$52,557,250

All long-lived assets were located in Jordan as of March 31, 2017 and 2016.